UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/30/01

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1401 I Street, NW
		Suite 505
		Washington, DC  20005

Form 13F File Number: 28-05197

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC			November 3,
2000
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
















































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	36

Form 13F Information Table Value Total: 	$118437
(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE






























FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
ALCOA INC.	COM	013817101	5444	151432	SH		SOLE		29800
	0	121632
AMERICAN POWER CONVERSION	COM	029066107	3642	282549	SH
	SOLE		41100	0	241449
AMGEN INC	COM	4851	4960	82423	SH		SOLE		17800
	0	64623
BJ'S WHOLESALE CLUB	COM	4599	6290	131460	SH		SOLE
	28500	0	102960
BOEING CO.	COM	097023105	428	7700	SH		SOLE		0	0
	7700
CHUBB CORP.	COM	171232101	4530	62538	SH		SOLE
	10400	0	52138
CISCO SYSTEMS, INC.	COM	17275R102	2147	135818	SH		SOLE
	14600	0	121218
CITIGROUP INC.	COM	172967101	798	17748	SH		SOLE
	0	0	17748
COSTCO WHOLESALE CORP.	COM	22160K105	528	13460	SH
	SOLE		0	0	13460
DANAHER CORP.	COM	235851102	5326	97627	SH		SOLE
	18300	0	79327
DUKE ENERGY CORP.	COM	264399106	273	6400	SH		SOLE
	0	0	6400
EMC CORP.	COM	268648102	2098	71367	SH		SOLE		9500
	0	61867
ELI LILLY & CO.	COM	532457108	5147	67141	SH		SOLE
	11660	0	55481
FANNIE MAE 	COM	313586109	254	3200	SH		SOLE		0
	0	3200
FLEET BOSTON FINANCIAL CORP.	COM	339030108	4711	124809	SH
	SOLE		22800	0	102009
GENERAL ELECTRIC COMPANY	COM	369604103	4186	100006	SH
	SOLE		14400	0	85606
J.P. MORGAN CHASE & CO. INC.			4183	93181
		17700		75481
JOHNSON & JOHNSON	COM	478160104	4986	57004	SH		SOLE
	8300	0	48704
LEHMAN BROTHERS HOLDINGS INC.	COM	524908100	4830	77038	SH
	SOLE		12400	0	64638
LIBERATE TECHNOLOGIES	COM	530129105	89	10802	SH
	SOLE		0	0	10802
LOCKHEED MARTIN CORPORATION	COM	539830109	4999	140225	SH
	SOLE		27200		113025
LUCENT TECHNOLOGIES INC.	COM	549463107	1855	186082	SH
	SOLE		18800	0	167282
MERCK & CO., INC.	COM	589331107	5226	68859	SH		SOLE
	13200	0	55659
NORSK HYDRO A/S SPONS ADR	COM	656531605	4685	113699	SH
	SOLE		24000	0	89699
OXFORD HEALTH PLANS			3589	134180
	21300		112880
PFIZER INC.	COM	717081103	343	8387	SH		SOLE		0
	0	8387
PROCTOR & GAMBLE CO.	COM	742718109	4519	72201	SH		SOLE
	13500	0	58701
QUALCOMM INC.	COM	747525103	4384	77435	SH		SOLE
	13400	0	64035
SAFEWAY INC.	COM	786514208	5218	94619	SH		SOLE
	16700	0	77919
STAPLES, INC.	COM	855030102	283	19070	SH		SOLE
	18400	0	670
STRYKER CORP.	COM	863667101	5022	96116	SH		SOLE
	18000	0	78116
SUN MICROSYSTEMS, INC.	COM	866810104	3645	237200	SH
	SOLE		33500	0	203700
TYCO INTERNATIONAL LTD.	COM	902124106	4070	94159	SH
	SOLE		14500	0	79659
UNISYS CORP.	COM	909214108	4532	323715	SH		SOLE
	58000	0	265715
WELLS FARGO CO.	COM	949746101	232	4700	SH		SOLE		0
	0	4700
YAHOO! INC.	COM	984332106	985	62586	SH		SOLE
	8300	0	54286